FAIR VALUE MEASUREMENTS - Backstop Subscription Agreement (Details) - Backstop Subscription Agreement	Jun. 30, 2024 $ / shares Y	Apr. 22, 2024 $ / shares Y
Stock Price
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement | $ / shares	11.12	11.05
Risk-Free Rate
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	5.42	5.39
Weighted Terms
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement | Y	0.36	0.48
Market Implied Likelihood of Initial Business Combination
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	10.18	10.35